Company information - Ordinary shares of Hepalys (Details) € / shares in Units, € in Thousands, $ in Millions							12 Months Ended
	Oct. 11, 2023 shares	Sep. 29, 2023 USD ($)	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 ¥ / shares	Sep. 20, 2023 € / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Collaborative Arrangements
Issue of equity | €							€ 284,621	€ 57,338	€ 30,587
Hepalys Pharma, Inc
Collaborative Arrangements
Issue of equity | $		$ 13
Group's share in %		15.00%					15.00%	15.00%	15.00%
Catalys Option Agreement | Hepalys Pharma, Inc
Collaborative Arrangements
Number of shares acquired in associate | shares	1,500,000
Option to acquire shares in company, percentage			30.00%	30.00%	30.00%	30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)			¥ 300	€ 1.9	¥ 300	€ 1.9